EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS (TABLES)	12 Months Ended
Dec. 28, 2012
Defined benefit pension plans, defined contribution plans, and defined benefit postretirement plans disclosure [Abstract]
Schedule of defined benefit pension plans benefit obligations and assumptions [Table Text Block]

				##SL
	Domestic Plans		Foreign Plans
	December 28,	December 30,	December 28,	December 30,
(In millions, except percentages)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$383.3	$350.2	$447.9	$418.6
Service cost	7.5	6.8	0.6	0.6
Interest cost	18.9	19.0	22.6	24.4
Employee contributions	—	—	0.4	0.5
Plan amendment	—	(1.1)	—	—
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Exchange rate changes	—	—	20.8	(3.9)
Actuarial (gain) loss	50.3	24.4	8.5	23.2
Benefit obligation at end of year	$443.4	$383.3	$485.9	$447.9

Change in plan assets:
Fair value of plan assets at beginning of year	$236.4	$205.4	$334.3	$345.8
Actual gain (loss) on plan assets	31.4	13.6	25.6	(2.5)
Employer contributions	18.4	28.5	9.7	7.7
Employer direct benefit payments	4.6	4.9	—	—
Employee contributions	—	—	0.4	0.5
Exchange rate changes	—	—	15.7	(1.7)
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Fair value of plan assets at end of year	$274.2	$236.4	$370.8	$334.3

Underfunded status reconciliation:
Underfunded status	$169.2	$146.9	$115.1	$113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	$5.1	$4.9	$—	$—
Accrued benefit liability included in other long-term liabilities	164.1	142.0	115.1	113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.6	$3.6	$—	$—
Net gain (loss)	(140.5)	(113.6)	(41.6)	(34.8)
Net amount recognized	$(139.9)	$(110.0)	$(41.6)	$(34.8)

Additional information:
Accumulated benefit obligation	$437.6	$376.3	$470.7	$435.1

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.02%	5.05%	4.80%	5.00%
Rate of compensation increase	4.50%	4.50%	2.80%	3.00%

Schedule of net periodic pension costs and other comprehensive income [Table Text Block]
	Years Ended
	Domestic Plans			Foreign Plans
	December 28,	December 30,	December 31,	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010	2012	2011	2010 (1)
Net periodic pension costs:
Service cost	$7.5	$6.8	$6.1	$0.6	$0.6	$0.3
Interest cost	18.9	19.0	18.5	22.6	24.4	7.7
Expected return on plan assets	(17.7)	(16.4)	(15.9)	(22.2)	(22.9)	(7.2)
Amortization of prior service cost	(3.0)	(3.2)	(3.2)	—	—	—
Recognized actuarial loss	9.8	7.4	3.7	—	—	0.1
Total net periodic pension costs	$15.5	$13.6	$9.2	$1.0	$2.1	$0.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$(1.1)	$—	$—	$—	$—
Net loss (gain)	36.7	27.3	22.5	5.1	48.6	(17.4)
Effect of exchange rate changes on amounts included in accumulated other comprehensive income	—	—	—	1.7	(1.9)	0.1
Amortization or curtailment recognition of prior service credit	3.0	3.2	3.2	—	—	—
Amortization or settlement recognition of net loss	(9.8)	(7.4)	(3.7)	—	—	(0.1)
Total recognized in other comprehensive loss (income)	$29.9	$22.0	$22.0	$6.8	$46.7	$(17.4)

Total recognized in net periodic pension costs and other comprehensive loss (income)	$45.4	$35.6	$31.2	$7.8	$48.8	$(16.5)

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.05%	5.55%	6.05%	5.00%	5.70%	5.45%
Rate of compensation increase	4.50%	4.50%	4.50%	3.00%	3.45%	3.45%
Expected long-term rate of return on plan assets	7.34%	7.44%	7.89%	7.00%	6.96%	6.67%

Measurement dates	12/30/2011	12/31/2010	1/1/2010	12/30/2011	12/31/2010	1/1/2010

  Measurement date for the two Scott Wilson plans was September 10, 2010, the acquisition date. Net periodic pension costs and the amounts recognized in other comprehensive income (loss) for the Scott Wilson plans were partially included in the year ended December 31, 2010, as we completed the acquisition in September 2010.

Defined benefit pension plans target asset allocation [Table Text Block]
	Current Target Asset Allocation
	Domestic Plans	Foreign Plans
Equity securities	50%	28%
Debt securities	50%	35%
Real estate	—	6%
Hedge fund	—	26%
Other	—	5%
Total	100%	100%

Defined benefit pension plans estimated future benefit payments [Table Text Block]
For the Fiscal Year:	Estimated Future Benefit Payments
(In millions)	Domestic Plans	Foreign Plans
2013	$20.1	$15.1
2014	37.0	15.4
2015	21.8	15.9
2016	22.4	16.3
2017	23.1	16.7
Next five fiscal years thereafter	123.5	90.4
Total	$247.9	$169.8

Schedule of defined benefit post-retirement benefit plans benefit obligations and assumptions [Table Text Block]

	December 28,	December 30,
(In millions, except percentages)	2012	2011
Change in accumulated post-retirement benefit obligation:
Accumulated post-retirement benefit obligation at beginning of year	$41.9	$40.1
Service cost	0.2	0.1
Interest cost	1.9	2.0
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Actuarial gain	3.4	4.4
Accumulated post-retirement benefit obligation at end of year	$43.6	$41.9

Change in plan assets:
Fair value of plan assets at beginning of year	$3.2	$3.6
Actual gain (loss) on plan assets	(0.2)	(0.4)
Employer contributions	—	0.5
Employer direct benefit payments	3.9	4.2
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Fair value of plan assets at end of year	$3.1	$3.2

Funded status reconciliation:
Underfunded status	$40.5	$38.7
Net amount recognized	$40.5	$38.7

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued post-retirement benefit liability included in current liabilities	3.3	3.2
Accrued post-retirement benefit liability included in other long-term liabilities	37.2	35.5
Net amount recognized	$40.5	$38.7

Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	$(7.3)	$(4.1)
Net amount recognized	$(7.3)	$(4.1)

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.48%	4.69%

Schedule of post-retirement benefit plans disclosures [Table Text Block]

	Years Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Net periodic post-retirement benefit costs:
Service cost	$0.2	$0.1	$0.1
Interest cost	1.9	2.0	2.2
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Recognized actuarial loss (gain)	0.6	(0.1)	(0.2)
Total net periodic post- retirement benefit costs	$2.5	$1.8	$1.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$3.8	$5.0	$0.2
Amortization or settlement recognition of net (loss) gain	(0.6)	0.1	0.2
Total recognized in other comprehensive loss	$3.2	$5.1	$0.4

Total recognized in net periodic post- retirement benefit costs and other comprehensive loss	$5.7	$6.9	$2.3

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.69%	5.23%	5.72%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%

Measurement dates	12/30/2011	12/31/2010	1/1/2010

	December 28,	December 30,
	2012	2011
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.94%	7.97%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Years that the rates reach the ultimate trend rate	2020/2024	2020/2024

Schedule of effect of one-percentage-point change in assumed health care cost trend rates [Table Text Block]
	1% Point
(In millions)	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$0.1
Effect on post-retirement benefit obligation	1.9	1.7

Defined benefit post-retirement benefit plans target asset allocation [Table Text Block]
Current Target Asset Allocation
Equity securities	50%
Debt securities	50%
Total	100%

Defined benefit post-retirement benefit plan estimated future benefit payments and medicare subsidy receipts [Table Text Block]
For the Fiscal Year: (In millions)	Estimated Future Benefit Payments	Estimated Medicare Subsidy Receipts
2013	$3.6	$0.4
2014	3.6	0.4
2015	3.7	0.4
2016	3.6	0.3
2017	3.6	0.3
Next five fiscal years thereafter	15.8	1.1
Total	$33.9	$2.9

Schedule of fair values of defined benefit pension plans and post-retirement benefit plan assets [Table Text Block]
	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21.0	$8.0	$13.0	$—
U.S. equity funds	74.4	—	74.4	—
International equity funds	166.8	—	166.8	—
Fixed income securities	264.9	—	264.9	—
International property fund	117.9	—	117.9	—
Total	$645.0	$8.0	$637.0	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$5.7	$2.3	$3.4	$—
U.S. equity funds	78.8	—	78.8	—
International equity funds	162.6	—	162.6	—
Fixed income securities	223.3	—	223.3	—
International property fund	100.3	—	100.3	—
Total	$570.7	$2.3	$568.4	$—

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$0.8	$—	$0.8	$—
International equity funds	0.7	—	0.7	—
International property fund	1.6	—	1.6	—
Total	$3.1	$—	$3.1	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$1.0	$—	$1.0	$—
International equity funds	0.6	—	0.6	—
International property fund	1.6	—	1.6	—
Total	$3.2	$—	$3.2	$—